Related Party Disclosures - Additional Information (Details)		12 Months Ended
	Dec. 22, 2022 EUR (€)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) shares
Disclosure of transactions between related parties [line items]
Outstanding balances of related party transactions | €		€ 0
Bad debt expense has been recognized | €		0
Other related parties
Disclosure of transactions between related parties [line items]
Purchases of property and other assets from entities controlled by ATHOS KG | €	€ 62,500,000	€ 0	€ 0	€ 62,500,000
Employee Stock Ownership Plan 2018 | Employee Stock Option Plan
Disclosure of transactions between related parties [line items]
Number of option rights vested (in shares)				5,152,410
Cash-settled option rights, exercised (in shares)				4,921,630
Employee Stock Ownership Plan 2018 | Employee Stock Option Plan | Sean Marett
Disclosure of transactions between related parties [line items]
Number of share options held (in shares)		(230,780)
Employee Stock Ownership Plan 2019 | Chief Executive Officer Grant | Ordinary shares
Disclosure of transactions between related parties [line items]
Number of option rights vested (in shares)				4,374,963
Employee Stock Ownership Plan 2020 | Employee Stock Option Plan
Disclosure of transactions between related parties [line items]
Cash-settled option rights, exercised (in shares)				209,128
Share options outstanding (in shares)		38,968